Summary of Activity, Pricing and Other Information for Rollover Option Award Activity (Detail) (2003 Stock Option Plan, USD $)	12 Months Ended
Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted	3,870,152
Rollover Option Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding, beginning of period	84,436
Number of Options, Granted
Number of Options, Exercised	(84,436)
Number of Options, Forfeited
Number of Options Exercisable at end of period
Weighted-Average Exercise Price Per Option, Outstanding, beginning of period	$ 3.47
Weighted-Average Exercise Price Per Option, Granted
Weighted-Average Exercise Price Per Option, Exercised	$ 3.47
Weighted-Average Exercise Price Per Option, Forfeited
Weighted-Average Exercise Price Per Option, Exercisable